Revenue and entity-wide disclosures	12 Months Ended
Dec. 31, 2025
Revenue [abstract]
Revenue and entity-wide disclosures	Revenue and entity-wide disclosures
The Group assesses and estimates the progress of its projects with alliance partners at each reporting date.
Co-development Agreement with Orano Med
On January 5, 2024, the Group announced it entered into a co-development agreement with Orano Med to co-develop 212Pb-based Radio Darpin Therapies (RDT). Under the terms of the co-development agreement, Molecular Partner’s RDT target DLL3 (delta-like ligand 3) will be included in the collaboration with Orano Med. which was further amended in October 2024 to include four programs.

DLL3 as a RDT target will be exclusively developed by Molecular Partners and OranoMed. Molecular Partners maintains the option to explore DLL3 for targeted therapy outside of the radiotherapy space. Both companies commit to sharing the cost of preclinical and clinical development with additional commitments to supply of their respective materials.

The cost sharing in 2025 results in a net reduction in cost of CHF 2.3 million whereas in 2024 the cost sharing resulted in a net expense of CHF 0.6 million both reported under research and development expenses in the consolidated statement of profit or loss and comprehensive income.

In January 2025 Orano Med and Molecular Partners signed an expansion agreement to the initial co-development agreement. The terms of the expansion agreement include the development of an additional six targeted alpha therapeutics candidates, now representing a total of ten potential programs between the two companies. Molecular Partners will lead development of the additional six programs, subject to a royalty arrangement, and include an option for Orano Med to move two of the six programs into a 50/50 co-development where Orano Med will hold commercialization rights.

License and Collaboration Agreement with Novartis in the Area of DARPIN-Conjugated Radioligand Therapies, or the Novartis Radioligand Agreement
On December 14, 2021, the Group entered into a License and Collaboration Agreement with Novartis to develop DARPin-conjugated radioligand therapeutic candidates for oncology.

The Group was eligible to invoice Novartis for its employee-related expenses associated with the research activities. The Group identified one combined performance obligation consisting of the license and the research activities to be provided. Revenue related to the upfront payment of USD 20.0 million (CHF 18.6 million) received from Novartis, was recognized over time in line with the progress made over the duration of the contractually agreed research plan. Progress towards completion of the research plan was based on the cost-based method and was measured by employee costs on the related research activities as specified in the agreement relative to the total employee costs estimated to be incurred.

During 2025, the Group recognized no revenue under this agreement (2024 total revenue of CHF 5.0 million, 2023 total revenue of CHF 7.0 million). The collaboration activities have come to an end in Q3 2024. As per contract terms, the research collaboration agreement came to a close in March 2025.

Novartis Option and Equity Rights Agreement
In October 2020, the Group entered into the Option and Equity Rights Agreement with Novartis, granting Novartis the exclusive option to in-license global rights in relation to MP0420 (ensovibep).

Ensovibep License Agreement
In January 2022, following positive Phase 2 clinical trial results, Novartis exercised its option for ensovibep, triggering a milestone payment of CHF 150 million to the Group, which was received in 2022.

In January 2023, Novartis informed the Group that it has submitted a request to withdraw, with an effective date of January 25, 2023 the Emergency Use Authorization (EUA) application from the U.S. Food and Drug Administration (FDA) for ensovibep. Ensovibep is not presently in clinical development.

On January 5, 2024, Novartis has agreed the termination of the License Agreement for ensovibep, previously under investigation for the treatment of SARS Cov-2, and Novartis has returned the rights to the ensovibep program to the Company. Clinical work on the ensovibep program ended in 2022, and the program remains terminated.

No revenue was recorded during 2025. During the years ended 2024 and 2023, the Group recognized revenues as disclosed in the table below. Revenues in the table below are attributable to individual countries and are based on the location of the Group's alliance partner.

Revenue by country
in CHF thousands, for the years ended December 31	2025	2024	2023
Revenues Switzerland	—	4,970	7,038
Total Revenues	—	4,970	7,038

Analysis of revenue by major alliance partner
in CHF thousands, for the years ended December 31	2025	2024	2023
Novartis AG, Switzerland	—	4,970	7,038
Total Revenues	—	4,970	7,038